CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Total revenues	$ 126,551	$ 106,863	[1]
Cost of revenues:
Total cost of revenues	76,330	70,706
Gross profit	50,221	36,157
Operating expenses:
Research and development expenses, net	19,003	16,386
Selling and marketing expenses	11,941	10,310
General and administrative expenses	9,155	8,495	[1]
Impairment of held for sale asset	0	439
Other operating expenses (income), net	(2,340)	60	[1]
Total operating expenses	37,759	35,690
Operating income	12,462	467
Financial expenses, net	735	1,663
Income (loss) before taxes on income	11,727	(1,196)
Taxes on income	1,822	832
Net income (loss)	$ 9,905	$ (2,028)
Earnings (losses) per share :
Basic	$ 0.17	$ (0.04)
Diluted	$ 0.17	$ (0.04)
Weighted average number of shares used in computing earnings (losses) per share:
Basic	56,615,714	56,574,296
Diluted	56,622,204	56,574,296
Product [Member]
Revenues:
Total revenues	$ 81,832	$ 63,830
Cost of revenues:
Total cost of revenues	49,885	49,274
Service [Member]
Revenues:
Total revenues	44,719	43,033
Cost of revenues:
Total cost of revenues	$ 26,445	$ 21,432

[1]	Reclassified.